February 2, 1998

                           PIONEER CAPITAL GROWTH FUND
                           PIONEER EQUITY-INCOME FUND
                               PIONEER GOLD SHARES
                Supplement to Prospectuses dated February 2, 1998

The Trustees of Pioneer Growth Trust, consisting of three separate series -- Capital Growth Fund ("Capital Growth"), Pioneer Equity-Income Fund ("Equity-Income") and Pioneer Gold Shares ("Gold Shares") (collectively, the "Funds"), have approved certain changes to the Funds' operations, including new management contracts for Capital Growth and Equity-Income. These changes have been submitted for shareholder approval at a meeting scheduled to be held in April, 1998. If approved by shareholders, the changes will take effect on or after May 1, 1998.

INVESTMENT POLICIES

Changes in the Funds' policies relating to a number of the fundamental investment restrictions set forth in the Trust's statement of additional information have also been proposed. However, none of these changes are expected to have a material effect on the Funds' current investment operations.

                           PIONEER CAPITAL GROWTH FUND

EXPENSE INFORMATION

As more fully described below, Capital Growth has submitted for shareholder approval a proposed management contract under which the basic rate of management fee payable to Pioneering Management Corporation ("PMC") would be increased or decreased based upon Capital Growth's investment performance relative to the record of a benchmark securities index. Under the proposed contract, the "Annual Operating Expenses" and the "Example" shown on pages 2 of the Capital Growth prospectus would change as set forth below. The "Shareholder Transaction Expenses" shown on page 2 of the Capital Growth prospectus would not change as a result of the new contract.

The information in the table below is based on Capital Growth's actual expenses for the year ended October 31, 1997. Management fees have been restated to reflect the basic, maximum and minimum fees payable under the proposed contract. For the fiscal year ended October 31, 1997, actual management fees for each Class of shares was 0.50% and total operating expenses were 0.98% for Class A shares, 1.75% for Class B shares and 1.73% for Class C shares, under the management contract currently in effect. Had the proposed contract been in effect throughout this period management fees and total operating expenses would have been the same as shown under the basic fee column below.

Annual Capital Growth Operating Expenses(As a Percentage of Average Net Assets):

Class A Shares                                                      Management Fee
                                                              Basic    Maximum  Minimum
  Management Fee                                              0.65%       0.75% 0.55%
  12b-1 Fees                                                  0.25%       0.25% 0.25%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)        0.23%       0.23% 0.23%
                                                              ----        ----  ----
  Total Operating Expenses                                    1.13%       1.23% 1.03%
                                                              ====        ====  ====

Class B Shares                                                      Management Fee
                                                              Basic    Maximum  Minimum
  Management Fee                                              0.65%       0.75% 0.55%
  12b-1 Fees                                                  1.00%       1.00% 1.00%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)        0.25%       0.25% 0.25%
                                                              ----        ----  ----
  Total Operating Expenses                                    1.90%       2.00% 1.80%
                                                              ====        ====  ====

Class C Shares                                                      Management Fee
                                                              Basic    Maximum  Minimum
  Management Fee                                              0.65%       0.75% 0.55%
  12b-1 Fees                                                  1.00%       1.00% 1.00%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)        0.23%       0.23% 0.23%
                                                              ----        ----  ----
  Total Operating Expenses                                    1.88%       1.98% 1.78%
                                                              ====        ====  ====

Example:
         You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed above under "Annual Operating Expenses" remain the same each year.

Class A Shares
Management Fee                                                1 Year   3 Years  5 Years 10 Years
  Basic                                                       $68      $91      $116    $187
  Maximum                                                     $69      $94      $121    $198
  Minimum                                                     $67      $88      $111    $176

Class B Shares
Management Fee                                                1 Year   3 Years  5 Years 10 Years
                                                              ------   -------  ------- --------
  Basic
     Assuming complete redemption at end of period            $59      $90      $123    $202
     Assuming no redemption                                   $19      $60      $103    $202
  Maximum
     Assuming complete redemption at end of period            $60      $93      $128    $213
     Assuming no redemption                                   $20      $63      $108    $213
   Minimum
     Assuming complete redemption at end of period            $58      $87      $117    $191
     Assuming no redemption                                   $18      $57      $97     $191

Class C Shares
Management Fee                                                1 Year   3 Years  5 Years 10 Years
                                                              ------   -------  ------- --------
   Basic
     Assuming complete redemption at end of period            $29      $59      $102    $220
     Assuming no redemption                                   $19      $59      $102    $220
   Maximum
     Assuming complete redemption at end of period            $30      $62      $107    $231
     Assuming no redemption                                   $20      $62      $107    $231
   Minimum
     Assuming complete redemption at end of period            $28      $56      $96     $209
     Assuming no redemption                                   $18      $56      $96     $209
-------------------
         * Class B shares convert to Class A shares eight years after  purchase;
therefore, Class A expenses are used after year eight.
         **Class C shares  redeemed  during the first year  after  purchase  are subject to a 1% CDSC.

         The example is designed for information purposes only, and should not be considered a representation of past or future expenses or returns. Actual Capital Growth expenses and return will vary from year to year and may be higher or lower than those shown.

MANAGEMENT FEE

         Under the proposed management contract, as compensation for its management related services and certain expenses which PMC incurs on behalf of Capital Growth, Capital Growth would pay PMC a management fee that is comprised of two components. The first component is a basic fee (the "Basic Fee") equal to 0.70% per annum of Capital Growth's average daily net assets up to $500 million, 0.65% of the next $500 million and 0.625% of the excess over $1 billion. The second component is a performance fee adjustment.

Computing The Performance Fee Adjustment

         The Basic Fee is subject to an upward or downward adjustment, depending on whether, and to what extent, the investment performance of the Class A shares of Capital Growth for the relevant performance period exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. This performance comparison would be made at the end of each month Each percentage point of difference (up to a maximum of +/- 0.10 percentage points) would be multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) would then be applied to Capital Growth's average net assets over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the Basic Fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed +/-0.10% of the average daily net assets for that year.

         Because the adjustment to the Basic Fee is based on the comparative performance of Capital Growth's Class A shares and the record of the Index, the controlling factor is not whether the performance of Capital Growth's Class A shares is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of Capital Growth's Class A shares is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the Capital Growth's performance. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the Base Fee. However, Capital Growth's performance relative to the Index will still be used in calculating the performance adjustment concerning portions of the performance period prior to the approval of the successor index.

Phase-In of Performance Fee Arrangements

         As indicated above, if approved by shareholders, the proposed contract with PMC will become effective on May 1, 1998 (the "Effective Date"). Accordingly, beginning in May 1998, Capital Growth will begin paying management fees at a rate equal to the Basic Fee. The performance adjustment will be phased-in as follows: (a) during the initial 12-month period, the Basic Fee will remain unadjusted, (b) during the following 24 months, Capital Growth's performance will be measured over an increasing period covering the current month and the prior months dating back to the Effective Date, (c) beginning in the thirty-sixth month, the duration of Capital Growth's performance period will become fixed and (d) thereafter, Capital Growth's performance would be measured over a rolling thirty-six month period covering the current month and the prior thirty-five months (each a "Performance Period"). Capital Growth will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment for the relevant Performance Period.

         The Basic Fee is computed daily, the performance fee adjustment is calculated once per month as required by the relevant Performance Period and the entire management fee is paid monthly.

                           PIONEER EQUITY-INCOME FUND

EXPENSE INFORMATION

         As more fully described below, Equity-Income has submitted for shareholder approval a proposed management contract under which the management fee payable to PMC would be increased at the Fund's current average daily net asset level. Under the proposed contract, the "Annual Operating Expenses" and the "Example" shown on pages 2 of the Equity-Income prospectus would change as set forth below. The "Shareholder Transaction Expenses" shown on page 2 of the Equity-Income prospectus would not change as a result of the new contract.

         The information in the table below is based on Equity-Income's actual expenses for the year ended October 31, 1997. Management fees have been restated to reflect the fees payable under the proposed contract. For the fiscal year ended October 31, 1997, actual management fees for each Class of shares was 0.61% and total operating expenses were 1.10% for Class A shares, 1.87% for Class B shares and 1.91% for Class C shares, under the management contract currently in effect. Had the proposed contract been in effect throughout this period management fees and total operating expenses would have been the same as shown below.

Annual Equity-Income Operating Expenses (As a Percentage of Average Net Assets):

                                                                         Class A       Class B   Class C
  Management Fee                                                           0.60%        0.60%    0.60%
  12b-1 Fees                                                               0.25%        1.00%    1.00%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)                     0.24%        0.26%    0.30%
                                                                           ----         ----     ----
Total Operating Expenses                                                   1.09%        1.86%    1.90%
                                                                           ====         ====     ====

Example:
         You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed above under "Annual Operating Expenses" remain the same each year.

Management Fee                                                1 Year   3 Years  5 Years 10 Years
  Class A shares                                              $68      $90      $114    $182
  Class B shares
     Assuming complete redemption at end of period            $59      $88      $120    $197
     Assuming no redemption                                   $19      $58      $100    $197
  Class C shares
     Assuming complete redemption at end of period            $29      $59      $102    $221
     Assuming no redemption                                   $19      $59      $102    $221
-------------------
         * Class B shares convert to Class A shares eight years after  purchase;
therefore, Class A expenses are used after year eight.
         **Class C shares  redeemed  during the first year  after  purchase  are subject to a 1% CDSC.

         The example is designed for information purposes only, and should not be considered a representation of past or future expenses or returns. Actual Equity-Income expenses and return will vary from year to year and may be higher or lower than those shown.

MANAGEMENT FEE

         Under the proposed management contract, as compensation for its management related services and certain expenses which PMC incurs on behalf of Equity-Income, Equity-Income would pay PMC an annual management fee equal to 0.60% of Equity-Income's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. The management fee would be computed daily and paid monthly.

0198-4886
(C) Pioneer Funds Distributor, Inc.